Investment Objectives and Goals - Q3 All-Season Tactical Advantage ETF	Dec. 10, 2025
Prospectus [Line Items]
Risk/Return [Heading]	RISK/RETURN SUMMARY:
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Q3 All-Season Tactical Advantage ETF (the “Fund”) seeks capital appreciation.